Right-of-Use Assets-Operating Leases	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets-Operating Leases [Abstract]
Right-of-use assets-operating leases

14. Right-of-use assets—operating leases

The Company’s operating leases are primarily related to office premises and facilities. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Certain leases include renewal options and/or termination options that are factored into the Company’s determination of lease payments when appropriate.

Amounts relating to right-of-use assets on operating leases and the associated accumulated amortization are summarized as follows:

(in USD)	December 31, 2024	December 31, 2025
Office premises	4,712,941	2,518,820
Staff accommodation	825,667	117,852
Office equipment	12,231	7,146
Subtotal	5,550,839	2,643,818
Less: Accumulated amortization	(3,114,970)	(603,985)
Right of use assets—operating leases, net	2,435,869	2,039,833

Amortization expenses of assets under operating lease arrangements, net for the year ended December 31 2023, 2024 and 2025 are US$502,419, US$800,694 and US$805,292 respectively.